MAJOR CUSTOMERS (Details)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues [Member] | Credit Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		81.00%		74.00%		63.00%
Revenues [Member] | Credit Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			[1]		[1]	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		23.00%		65.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]

[1]	less than 10%